[Missing Graphic Reference]	William J. Evers Vice President, Corporate Counsel
213 Washington Street, Newark, NJ 07102-2917 Tel 973 802-3716 william.evers@prudential.com

June 30, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Pruco Life Insurance Company of New Jersey (“Depositor”)
Pruco Life of New Jersey Flexible Premium Variable Annuity Account (“Registrant”)
Post-Effective Amendment No. 5 to Registration Statement on Form N-4
File No.  333-192702 and 811-07975
Rule 485(a) under the Securities Act of 1933

Members of the Commission:

Along with this letter, we are filing a post-effective amendment under Rule 485(a) to the above-captioned Form N-4 registration statement of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Registrant”) and Pruco Life Insurance Company of New Jersey (the “Depositor”).

The sole purpose of this post-effective amendment is to change the charge of the Return of Purchase Payments Death Benefit Optional benefit and to remove the investment options limitation with this optional benefit.

We are requesting staff comments by August 14, 2015.  After we receive comments from the staff, we will file another post-effective amendment that will reflect changes made in response to those comments and include financial statements, exhibits and other information required by Form N-4.

Please call me at (973) 802-3716 if you have any questions.

Very truly yours,

/s/William J. Evers
William J. Evers